Financial instruments - Additional information (Details) - Long-term loans	12 Months Ended
Dec. 31, 2022
Maximum
Disclosure of detailed information about financial instruments
Financial assets maturity	4 years
Comparable market interest rates | Minimum
Disclosure of detailed information about financial instruments
Measurement input	0.09
Comparable market interest rates | Maximum
Disclosure of detailed information about financial instruments
Measurement input	0.38